Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 482,023	$ 563,484
Accounts receivable, net of allowance for credit losses of $0 and $0, respectively	8,251	3,015,295
Other current assets	12,011	28,121
Total current assets	502,285	3,606,900
Patents, net of accumulated amortization of $3,048,750 and $2,412,397, respectively	3,038,250	3,674,603
Total assets	3,540,535	7,281,503
Current liabilities
Accounts payable and accrued liabilities ($11,041 and $1,378,154 due to related parties, respectively)	156,033	1,674,690
Loans payable	138,000	138,000
Funding liability	7,634,381	7,325,502
Warrant liability	117,130	281,809
Accrued interest	1,196,317	1,096,985
Total current liabilities	12,038,361	13,313,486
Non-current liabilities
Loan payable – SBA	150,000	150,000
Purchase price of patents	53,665	53,665
Total liabilities	12,242,026	13,517,151
Commitments and contingencies (Note 11)
Stockholders’ deficit:
Preferred stock, par value $0.00003 per share - authorized 10,000,000 shares - no shares issued and outstanding
Common stock, par value $0.00003 per share; authorized 30,000,000 at December 31, 2024 and 2023; 5,331,973 shares issued and outstanding at December 31, 2024 and 2023	160	160
Additional paid-in capital	17,680,793	17,674,985
Accumulated deficit	(26,382,672)	(23,911,021)
Total Quest Patent Research Corporation stockholders’ deficit	(8,701,719)	(6,235,876)
Non-controlling interest in subsidiary	228	228
Total stockholders’ deficit	(8,701,491)	(6,235,648)
Total liabilities and stockholders’ deficit	3,540,535	7,281,503
Related Party
Current liabilities
Loan payable - related party	$ 2,796,500	$ 2,796,500